Bonds Payable (Details) - Schedule of bonds payable - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Long – term bonds payable
Long-term bonds payable, Total	$ 73,147	$ 73,147	$ 73,147
Huzhou Saiyuan [Member]
Long – term bonds payable
Long-term bonds payable, Total	$ 73,147	$ 73,147	$ 73,147